Business And Credit Concentrations, Major Customers And Geographic Information (Tables)	12 Months Ended
Oct. 31, 2013
Segment Reporting [Abstract]
Schedule Of Revenue Attributed To United States And All Other Countries
Net sales attributable to the United States and all other countries in total for the years ended October 31, 2013, 2012 and 2011 were as follows:

	Years ended October 31,
	2013	2012	2011
United States	$52,931,288	$62,010,259	$55,575,212
Outside the United States	22,334,750	21,513,071	17,764,379
Total net sales	$75,266,038	$83,523,330	$73,339,591